UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)(Zip code)

James  Ash

         Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      3/31

Date of reporting period:  12/31/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2011
Principal Amount ($)		Yield (a)	Maturity	Market Value
	BONDS & NOTES - 23.5%
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 23.5% (b)
3,900,000	Federal Home Loan Banks	0.1250	10/25/2012	$ 3,896,568
7,500,000	Federal Home Loan Banks	0.1250	11/2/2012	7,494,525
7,450,000	Federal Home Loan Banks	0.1400	9/25/2012	7,449,180
5,600,000	Federal Home Loan Banks	0.1400	9/7/2012	5,596,360
3,900,000	Federal Home Loan Banks	0.1400	9/10/2012	3,899,103
2,000,000	Federal Home Loan Banks	0.1500	6/7/2012	1,998,680
3,000,000	Federal Home Loan Banks	0.1600	4/2/2012	2,999,190
2,500,000	Federal Home Loan Banks	0.1700	4/2/2012	2,500,150
3,000,000	Federal Home Loan Banks	0.1800	8/22/2012	2,999,880
3,100,000	Federal Home Loan Banks	0.2000	9/14/2012	3,100,279
6,000,000	Federal Home Loan Banks	0.2000	11/7/2012	6,000,540
3,250,000	Federal Home Loan Banks	0.2500	7/11/2012	3,249,708
3,000,000	Federal Home Loan Banks	0.2500	7/18/2012	3,000,900
2,000,000	Federal Home Loan Banks	0.3200	2/1/2012	2,000,180
1,500,000	Federal Home Loan Banks	1.1250	5/18/2012	1,505,775
3,220,000	Federal National Mortgage Association	0.5000	10/30/2012	3,229,048
1,350,000	Federal National Mortgage Association	1.8750	4/20/2012	1,357,115
	TOTAL BONDS & NOTES (Cost - $62,281,330)			62,277,181

	SHORT-TERM INVESTMENTS - 49.7%
	CERTIFICATES OF DEPOSIT - 7.4%
5,000,000	Bank of Montreal/Chicago	0.1200	1/4/2012	5,000,000
6,100,000	National Australia Funding	0.0500	1/13/2012	6,100,000
3,000,000	National Bank of Canada/NY	0.0900	1/11/2012	3,000,000
2,330,000	Norinchukin Bank	0.3000	1/13/2012	2,330,000
3,200,000	Shizuoka Bank/NY	0.4000	1/10/2012	3,200,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $19,630,000)			19,630,000

	COMMERCIAL PAPER - 27.7%
4,800,000	Amsterdam Funding Corp. (c)	0.2707	1/27/2012	4,799,026
1,550,000	Argento Variable Funding Co., LLC (c)	0.3100	1/3/2012	1,549,960
1,000,000	Aspen Funding Corporation (c)	0.3400	1/4/2012	999,962
7,000,000	Bank of Nova Scotia	0.0300	1/3/2012	6,999,982
4,700,000	Bank of Tokyo Mitsubishi-UFJ Ltd.	0.1014	1/4/2012	4,699,948
7,500,000	Coca-Cola (c)	0.0500	1/9/2012	7,499,906
6,500,000	General Electric Capital Corp.	0.0200	1/11/2012	6,499,961
4,480,000	Google, Inc. (c)	0.0500	1/13/2012	4,479,919
3,100,000	Grampian Funding Ltd. (c)	0.3000	1/6/2012	3,099,845
5,000,000	Mizuho Funding LLC (c)	0.2025	1/6/2012	4,999,831
3,600,000	Mont Blanc Capital Corp. (c)	0.3300	1/13/2012	3,599,571
2,850,000	NetJets, Inc. (c)	0.0600	1/6/2012	2,849,971
3,580,000	Pfizer, Inc. (c)	0.0300	1/5/2012	3,579,985
4,400,000	State Street Corp.	0.1000	1/6/2012	4,399,927
5,400,000	Sumitomo Trust & Banking Co. Ltd. (b)	0.2400	1/12/2012	5,399,568
4,000,000	Tasman Funding, Inc. (c)	0.3900	1/6/2012	3,999,740
4,100,000	Toyota Motor Credit Corp.	0.0400	1/23/2012	4,099,895
	TOTAL COMMERCIAL PAPER (Cost - $73,556,997)			73,556,997

	DISCOUNT AGENCY NOTES - 14.6%
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.6% (b)
4,600,000	Fannie Mae Discount Notes	0.1000	5/1/2012	4,598,441
28,261,000	Federal Farm Credit Discount Notes	0.0100	1/3/2012	28,260,976
1,400,000	Freddie Mac Discount Notes	0.1100	2/6/2012	1,399,842
4,500,000	Freddie Mac Discount Notes	0.1000	4/9/2012	4,498,750
	TOTAL DISCOUNT AGENCY NOTES (Cost - $38,758,009)			38,758,009

	TOTAL SHORT-TERM INVESTMENTS (Cost - $131,945,006)			131,945,006

Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2011

No of Contracts	PURCHASED CALL OPTIONS - 0.3%	Maturity	Market Value
64	CRUDE OIL FUTURE @ 100	12-Dec	$ 725,760
103	CRUDE OIL FUTURE @ 110	12-Feb	37,080
258	CRUDE OIL FUTURE @ 115	12-Feb	59,340
32	NATURAL GAS @ 10	13-Apr	320
64	NATURAL GAS @ 15	13-Apr	640
	TOTAL PURCHASED CALL OPTIONS (Cost - $883,350)		823,140

	PURCHASED PUT OPTIONS - 0.3%
50	COCOA FUTURE @ 1850	12-Mar	366,038
11	COTTON @ 95	12-Jul	49,500
129	LIVE CATTLE @ 120	12-Feb	69,660
129	LIVE CATTLE @ 122	12-Jun	153,510
32	NATURAL GAS EURO @ 3	12-Apr	66,144
	TOTAL PURCHASED PUT OPTIONS (Cost - $613,767)		704,852

	TOTAL INVESTMENTS - 73.8% (Cost - $195,723,453) (d)		$ 195,750,179
	OTHER ASSETS LESS LIABILITIES - 26.2%		69,315,337
	NET ASSETS - 100.0%		$ 265,065,516

(a)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon based securities.
(b)

Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal Home Loan Mortgage Corp. and Federal National Mortgage Association currently operate under a federal conservatorship.

(c)

Securities exempt from registration under Rule 144A of Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011 these securities amounted to  $46,857,284 or 17.68% of net assets.

(d)

Represents cost for financial reporting purposes.  Aggregate cost for book purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 259,752
		Unrealized Depreciation:	(233,026)
		Net Unrealized Appreciation:	$ 26,726

SCHEDULE OF FINANCIAL FUTURES
			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	December 31, 2011 (a)	Gain/(Loss)
	AUSTRALIAN DOLLAR DENOMINATED
21	AUST 10Y BOND	Mar-12	$ 2,047,246	$ 2,064,137	$ 16,891
(20)	SPI 200	Mar-12	(2,055,583)	(2,051,499)	4,084
					20,975
	EURO DENOMINATED
48	3MO EURO EURIBOR	Dec-12	15,335,180	15,371,228	36,048
6	MILL WHEAT EURO	Mar-12	71,545	75,919	4,374
13	RAPESEED EURO	Feb-12	361,628	369,210	7,582
					48,004
	NORWEGIAN KRONE DENOMINATED
13	USD/NOK	Mar-12	1,310,419	1,303,982	(6,437)

	SWEDISH KRONA DENOMINATED
9	USD/SEK	Mar-12	900,017	902,594	2,577

	UK POUNDS DENOMINATED
56	COCOA FUTURE	Mar-12	1,405,771	1,201,163	(204,608)

	US DOLLAR DENOMINATED
(94)	A$ CURRENCY	Mar-12	(9,417,270)	(9,560,740)	(143,470)
(59)	BP CURRENCY	Mar-12	(5,715,988)	(5,715,625)	363
(6)	BRENT CRUDE	Feb-12	(621,300)	(644,280)	(22,980)
3	BRENT CRUDE	Feb-12	316,140	322,140	6,000
(11)	BRENT CRUDE	Mar-12	(1,165,890)	(1,175,570)	(9,680)
(56)	C$ CURRENCY	Mar-12	(5,477,730)	(5,499,760)	(22,030)
(13)	COFFEE 'C'	Mar-12	(1,070,081)	(1,105,894)	(35,813)
(5)	COPPER	Dec-12	(474,550)	(432,875)	41,675

Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
SCHEDULE OF FINANCIAL FUTURES
December 31, 2011
			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	December 31, 2011 (a)	Gain/(Loss)
	US DOLLAR DENOMINATED (continued)
(4)	COPPER	Jul-12	$ (383,237)	$ (345,500)	$ 37,737
(34)	COPPER	Mar-12	(2,916,225)	(2,920,600)	(4,375)
(2)	COPPER	May-12	(188,775)	(172,375)	16,400
(1)	COPPER	Sep-12	(88,037)	(86,500)	1,537
5	COTTON NO.2	Jul-12	241,140	228,275	(12,865)
(2)	COTTON NO.2	Mar-12	(97,800)	(91,800)	6,000
95	DOLLAR INDEX	Mar-12	7,645,300	7,649,590	4,290
(144)	EURO FX CURR	Mar-12	(23,369,050)	(23,342,400)	26,650
(12)	GOLD 100 OZ	Feb-12	(1,882,477)	(1,880,160)	2,317
101	JPN YEN CURR	Mar-12	16,273,512	16,425,125	151,613
87	LIVE CATTLE	Feb-12	4,306,940	4,226,460	(80,480)
55	LIVE CATTLE	Jun-12	2,744,870	2,740,650	(4,220)
2	LME COPPER	Dec-12	420,762	381,000	(39,762)
2	LME COPPER	Jul-12	417,488	380,675	(36,813)
13	LME COPPER	Mar-12	2,536,575	2,470,325	(66,250)
1	LME COPPER	May-12	169,881	190,175	20,294
5	LME NICKEL	Mar-12	556,512	561,450	4,938
3	LME PRI ALUM	Feb-12	159,157	150,525	(8,632)
(3)	LME PRI ALUM	Feb-12	(158,250)	(150,525)	7,725
7	LME PRI ALUM	Jan-12	381,283	349,475	(31,808)
(7)	LME PRI ALUM	Jan-12	(364,588)	(349,475)	15,113
(16)	LME PRI ALUM	Mar-12	(840,715)	(807,400)	33,315
(10)	LME ZINC	Mar-12	(473,387)	(460,937)	12,450
(42)	MEXICAN PESO	Mar-12	(1,507,740)	(1,498,350)	9,390
11	NATURAL GAS	Apr-12	375,840	338,690	(37,150)
(3)	NATURAL GAS	Feb-12	(103,440)	(89,670)	13,770
(33)	NEW ZEALAND	Mar-12	(2,519,250)	(2,563,110)	(43,860)
13	PLATINUM	Apr-12	928,980	913,185	(15,795)
(10)	PLATINUM	Apr-12	(708,521)	(702,450)	6,071
(1)	SILVER	Mar-12	(141,182)	(139,575)	1,607
(19)	SOYBEAN	Mar-12	(1,135,650)	(1,147,363)	(11,713)
(6)	SOYBEAN MEAL	Mar-12	(176,160)	(187,860)	(11,700)
103	SOYBEAN OIL	Mar-12	3,147,918	3,239,556	91,638
(32)	WTI CRUDE	Dec-12	(3,140,800)	(3,139,520)	1,280
25	WTI CRUDE	Feb-12	2,466,410	2,470,750	4,340
11	WTI CRUDE	Mar-12	1,072,170	1,089,000	16,830
					(106,053)

	TOTAL FUTURES		$ (600,992)	$ (846,534)	$ (245,542)

(a)

This Schedule of Financial Futures provides the detail of futures contracts the fund held as of the date of the financial statements, December 31, 2011. As noted elsewhere in this report these futures are collateralized by cash amounts held by the Fund, which totaled approximately $54,965,227 at December 31, 2011. The amounts shown in column 4 ("Notional Value at Trade Date") and column 5 ("Notional Value at December 31, 2011") of this Schedule are the underlying reference amounts to stock exchange indices, equities and foreign currencies upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. Finally, the notional values as set forth within this Schedule of Financial Futures do not purport to represent economic value at risk to the Fund. The Fund is fully at risk for its investment in the commodity pools outlined elsewhere in this report, which, as noted above totals approximately $55,328,071.

	Summary of long/Short notional values and respective number of contracts

		Long Exposure	Long Exposure	Short Exposure	Short Exposure
		Notional Amounts	No. of Contracts	Notional Amounts	No. of Contracts

	Futures	$ 65,415,279	708	$ (66,261,813)	(645)

Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2011

No of Contracts						Maturity	Market Value
	WRITTEN CALL OPTIONS - 0.0%
(6)	CRUDE OIL FUTURE @ 94					12-Feb	$ (35,220)
(258)	CRUDE OIL FUTURE @ 120					12-Feb	(43,860)
							(79,080)
	WRITTEN PUT OPTIONS - 0.0%
(6)	CRUDE OIL FUTURE @ 94					12-Feb	(6,240)

	TOTAL WRITTEN CALL/PUT OPTIONS (Proceeds - $88,690)						$ (85,320)

	As of December 31, 2011 the following Forward Currency Exchange contracts were open:

	Forward Currency Contracts
	Purchase Contracts	Currency	Expiration Dates	Local Currency Amount Purchased	Cost (US $)	Fair Value	Unrealized Appreciation /(depreciation)
	AUSTRALIAN DOLLAR	AUD	1/3-1/18/12	27,823,410	$ 28,238,475	$ 28,366,821	$ 128,346
	BRAZILIAN REAL	BRL	1/4-3/21/12	12,920,750	6,987,945	6,889,421	(98,524)
	CANADIAN DOLLAR	CAD	1/3-3/21/12	25,336,548	24,621,940	24,789,879	167,939
	CHILEAN PESO	CLP	3/21/2012	265,998,751	515,162	507,009	(8,153)
	CZECH KORUNA	CZK	1/3-1/18/12	80,660,398	4,085,628	4,085,776	148
	EURO	EUR	1/3-1/5/12	5,455,654	7,062,438	7,071,407	8,969
	HUNGARY FORINT	HUF	1/3-1/18/12	491,357,341	2,031,035	2,021,022	(10,013)
	INDIAN RUPEE	INR	1/10-3/21/12	158,088,393	2,978,429	2,956,700	(21,730)
	INDONESIAN RUPIAH	IDR	3/21/2012	14,231,068,172	1,552,087	1,556,249	4,163
	JAPANESE YEN	JPY	1/5-3/21/12	3,536,329,983	45,625,262	46,014,395	389,133
	MEXICAN PESO	MXN	1/3/2012	10,249,302	732,224	735,190	2,966
	NEW ISRAELI SHEKEL	ILS	1/3/2012	1,411,981	369,774	370,418	644
	NEW ZEALAND DOLLAR	NZD	1/4-1/5/12	2,583,577	1,992,542	2,007,157	14,615
	NORWEGIAN KRONE	NOK	1/3-1/18/12	6,783,127	1,131,406	1,134,621	3,215
	PHILIPPINO PESO	PHP	3/21/2012	12,359,265	284,089	280,768	(3,322)
	POLISH ZLOTY	PLN	1/3-1/18/12	2,741,726	812,529	794,307	(18,221)
	REPUBLIC OF KOREA WON	KRW	3/21-6/20/12	1,341,531,688	1,184,699	1,157,582	(27,117)
	RUSSIAN ROUBLE	RUB	1/10-3/21/12	150,904,121	4,769,437	4,672,687	(96,751)
	SINGAPORE DOLLAR	SGD	1/3/2012	1,671,907	1,286,881	1,289,426	2,545
	SOUTH AFRICAN RAND	ZAR	1/3-1/18/12	4,250,546	522,009	524,303	2,294
	SWEDISH KRONA	SEK	1/3-1/18/12	21,595,740	3,129,080	3,134,071	4,992
	SWISS FRANC	CHF	1/3-1/18/12	10,332,928	11,077,449	11,018,072	(59,377)
	TAIWAN DOLLAR	TWD	1/17-3/21/12	68,979,966	2,286,377	2,279,611	(6,766)
	TURKISH LIRA	TRY	1/3-1/18/12	12,473,339	6,630,192	6,587,692	(42,500)
	UK POUNDS	GBP	1/3-1/4/12	1,671,767	2,578,496	2,598,251	19,755

					$ 162,485,585	$ 162,842,835	$ 357,250

Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2011

Forward Currency Contracts (continued)
Sales Contracts	Currency		Local Currency Amount Sold	Cost (US $)	Fair Value	Unrealized Appreciation /(depreciation)
		Expiration Dates
AUSTRALIAN DOLLAR	AUD	1/3-1/18/12	(19,285,005)	$ (19,446,911)	$ (19,663,519)	$ (216,608)
BRAZILIAN REAL	BRL	1/4-3/21/12	(15,173,018)	(8,116,081)	(8,088,503)	27,578
CANADIAN DOLLAR	CAD	1/3-1/18/12	(13,622,462)	(13,349,821)	(13,333,982)	15,839
CHILEAN PESO	CLP	3/21/2012	(323,873,806)	(619,372)	(617,322)	2,049
CZECH KORUNA	CZK	1/3-1/4/12	(61,351,171)	(3,078,536)	(3,107,620)	(29,085)
EURO	EUR	1/3-3/21/12	(33,552,014)	(43,679,403)	(43,492,472)	186,931
HUNGARY FORINT	HUF	1/3-1/18/12	(732,918,421)	(3,027,259)	(3,014,742)	12,517
INDIAN RUPEE	INR	1/9-3/21/12	(158,448,302)	(3,018,598)	(2,963,447)	55,151
INDONESIAN RUPIAH	IDR	3/21/2012	(10,631,393,138)	(1,136,735)	(1,162,604)	(25,869)
JAPANESE YEN	JPY	1/4-1/5/12	(653,057,721)	(8,446,861)	(8,491,890)	(45,029)
MEXICAN PESO	MXN	1/3-1/18/12	(22,599,917)	(1,613,400)	(1,620,139)	(6,738)
NEW ISRAELI SHEKEL	ILS	1/3-1/18/12	(6,039,223)	(1,589,095)	(1,584,043)	5,051
NEW ZEALAND DOLLAR	NZD	1/4-1/5/12	(4,493,652)	(3,460,398)	(3,491,139)	(30,741)
NORWEGIAN KRONE	NOK	1/3/2012	(2,088,296)	(346,969)	(349,423)	(2,453)
PHILIPPINO PESO	PHP	3/21/2012	(50,863,534)	(1,165,732)	(1,155,477)	10,255
POLISH ZLOTY	PLN	1/3/2012	(272,217)	(79,403)	(78,952)	451
REPUBLIC OF KOREA WON	KRW	3/21-6/20/12	(1,416,193,807)	(1,221,331)	(1,221,809)	(478)
RUSSIAN ROUBLE	RUB	1/10-3/21/12	(139,634,010)	(4,408,733)	(4,325,970)	82,763
SINGAPORE DOLLAR	SGD	1/3-1/4/12	(3,525,813)	(2,710,227)	(2,719,212)	(8,984)
SOUTH AFRICAN RAND	ZAR	1/3-1/4/12	(1,324,358)	(163,236)	(163,579)	(343)
SWEDISH KRONA	SEK	1/3-1/18/12	(19,326,595)	(2,808,210)	(2,804,930)	3,280
SWISS FRANC	CHF	1/3-1/18/12	(692,577)	(735,346)	(738,372)	(3,026)
TAIWAN DOLLAR	TWD	1/17-6/20/12	(94,294,356)	(3,111,041)	(3,117,297)	(6,256)
TURKISH LIRA	TRY	1/3-1/18/12	(11,594,334)	(6,097,129)	(6,125,030)	(27,901)
UK POUNDS	GBP	1/3-1/5/12	(4,365,772)	(6,749,083)	(6,785,217)	(36,134)

				$ (140,178,910)	$ (140,216,690)	$ (37,780)

Total unrealized gain on forward foreign currency contracts						$ 319,470

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Options and Futures shall be valued at the close price at 4pm eastern time on the valuation date. Forward foreign exchange contract are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (“Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2011

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$ -	$ 62,277,181	$ -	$ 62,277,181
Certificates of Deposit	-	19,630,000	-	19,630,000
Commercial Paper	-	73,556,997	-	73,556,997
Discount Agency Notes	-	38,758,009	-	38,758,009
Total Investments	$ -	$ 194,222,187	$ -	$ 194,222,187
Derivative
Futures	$ 604,899	$ -	$ -	$ 604,899
Purchase Call options	823,140	-	-	823,140
Purchase Put options	704,852	-	-	704,852
Forward currency exchange contracts	-	1,151,589	-	1,151,589
Derivative Total	1,309,751	1,151,589	-	3,284,480
Total	$ 1,309,751	$ 195,373,776	$ -	$ 197,506,667

Liabilities
Derivatives
Futures	$ (850,441)	$ -	$ -	$ (850,441)
Written Call options	(79,080)	-	-	(79,080)
Written Put options	(6,240)	-	-	(6,240)
Forward currency exchange contracts	-	(832,119)	-	(832,119)
Total	$ (856,681)	$ (832,119)	$ -	$ (1,767,880)
The Fund did not hold any Level 3 securities during the period.

There were no significant transfers into or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The consolidated financial statements of the Fund include AGMS Fund Limited (“AGMS”), a wholly-owned and controlled subsidiary of which the Fund may invest up to 25% of its total assets. AGMS invests in the global derivatives markets through the use of a separate controlled foreign corporation (“CFC”), Global Macro Strategy Limited (“GMSL”). GMSL, a wholly–owned subsidiary, is a closed-ended fund incorporated as an exempted company under the Companies Law of the Cayman Islands on April 6, 2011 and is a disregarded entity for US tax purpose. GMSL uses one or more proprietary global macro trading programs (“global macro programs”), which are often labeled "managed futures" programs in one or more private investment vehicles or commodity pools (“unaffiliated trading companies”) advised by one or more commodity trading advisors (“CTAs”) registered with the U.S. Commodity Futures Trading Commission. Global macro programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments.

A summary of the Fund’s investment in AGMS is as follows:

	Inception Date of AGMS	AGMS Net Assets at December 31, 2011	% of Total Net Assets at December 31, 2011

AGMS	April 13, 2011	$ 55,328,071	20.87%

Futures and forwards - Futures and forward contracts are commitments either to purchase or sell a designated financial instrument, currency, commodity or an index at a specified future date for a specified price and may be settled in cash or another financial asset. Futures are standardized exchange-traded contracts whereas forwards are individually traded over- the-counter contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. Futures contracts have little credit risk because the counterparties are futures exchanges. Forward contracts result in credit exposure to the counterparty.

Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2011

Futures and forward contracts both result in exposure to market risk based on changes in market prices relative to contracted amounts. Market risks arise due to the possible movement in foreign currency exchange rates, indices, and securities’ values underlying these instruments. In addition, because of the low margin deposits normally required in relation to notional contract sizes, a high degree of leverage may be typical of a futures or forward trading account. As a result, a relatively small price movement in an underlying of a futures or forward contract may result in substantial losses to the Fund. While forward contracts are generally subject to liquidity risk, futures trading may also be illiquid. Certain futures exchanges do not permit trading in particular futures contracts at prices that represent a fluctuation in price during a single day’s trading beyond certain set limits. If prices fluctuate during a single day’s trading beyond those limits, the Fund could be prevented from promptly liquidating unfavorable positions and thus could be subject to substantial losses.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The following is a summary of the unrealized appreciation/depreciation of derivative instruments utilized by the Fund as of December 31, 2011 categorized by risk exposure.

Changes in unrealized appreciation/(depreciation) on derivatives:
	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interest Rate contracts	Total Value at December 31, 2011
Purchased Options	$ -	$ -	$ 30,875	$ -	$ 30,875
Futures	4,084	(25,204)	(281,651)	57,229	(245,542)
Written options	-	-	3,370	-	3,370
Forward Contracts	-	319,470	-	-	319,470
Total	$ 4,084	$ 294,266	$ (247,406)	$ 57,229	$ 108,173

The amounts of derivative instruments disclosed, on the Consolidated Portfolio of Investments at December 31, 2011 is a reflection of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

02/29/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

02/29/2012

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

02/29/2012